Earnings Per Share (Details) - Schedule of Earnings Per Share - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Earnings Per Share (Details) - Schedule of Earnings Per Share [Line Items]
Net income (loss) available to common shareholders (in Dollars)	$ (1,281,940)		$ (1,635,837)	$ (403,035)
Weighted average number of common shares (in Shares)	646,012	585,037	36,808,689	34,154,062
Par value	$ 0.01		$ 0.01	$ 0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	(1.98)	$ (1.55)	(0.04)	(0.01)
Diluted earnings/(loss) per common share	$ (1.98)	$ (1.55)	$ (0.04)	$ (0.01)
Previously stated [member]
Earnings Per Share (Details) - Schedule of Earnings Per Share [Line Items]
Net income (loss) available to common shareholders (in Dollars)			$ (1,635,837)
Weighted average number of common shares (in Shares)			613,479
Par value			$ 0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share			(2.67)
Diluted earnings/(loss) per common share			$ (2.67)